DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 447	$ 434
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	172	167
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	275	267
Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	0
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	172
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	275
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Inflation rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	172	167
Inflation rate swaps and other | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Inflation rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	172
Inflation rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional	447	434
Interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	275	$ 267
Interest rate swaps and other | Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	275
Interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 0